Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

February 25, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Eaton Vance Senior Income Trust (the “Fund”)

Registration Statement on Form N-2 (File Numbers 333- ; 811-09013)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the Fund is a registration statement on Form N-2 relating to the Fund’s issuance pursuant to Rule 415(a)(5) of common shares of beneficial interest, par value $0.01 per share (the “Shelf Registration Statement”).

The Fund is a closed-end management investment company that has previously made offerings of common shares of beneficial interest.  The Shelf Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund for a delayed offering. The registration fee for purposes of the initial filing is $0. The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The disclosure in the Shelf Registration Statement regarding the Fund and its operations is substantially similar to that contained in a registration statement on Form N-2 relating to the Fund’s shelf registration of common shares of beneficial interest that was reviewed by the SEC Staff and declared effective on February 28, 2019 (Accession No. 0000940394-19-000480) and as updated to make nonmaterial changes pursuant to the Fund’s POS 8c filing that was reviewed by the SEC Staff and declared effective on October 21, 2021 (“Prior Shelf Registration Statement”) (Accession No. 0000940394-21-001398). As noted, the Shelf Registration Statement is substantially similar to the Prior Shelf Registration Statement, with nonmaterial changes including enhancements to existing disclosures and certain updates to data as of a more recent date. The Shelf Registration Statement has been marked to show changes from the Prior Shelf Registration Statement.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and statement of additional information (“SAI”), use the selective review procedure set forth in ADI 2018-06, Requests for Selective Review in processing the Shelf Registration Statement and seek comments, if any, on the Shelf Registration Statement as soon as possible. The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Fund will file a pre-effective amendment responding to any comments, make any other non-material changes and register additional shares, as applicable, promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Shelf Registration Statement.

 If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Very truly yours,

/s/ Jeanmarie Lee

Jeanmarie Lee, Esq.

Vice President